Exceptional items	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Exceptional items
Exceptional items
Exceptional items are made up as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Implementation of strategic opportunities (1)	—	—	18.8
Supply chain reconfiguration (2)	(3.6)	1.2	14.0
Findus Group integration expenses (3)	3.5	10.4	15.1
Expenses related to transactions (4)	—	—	3.2
Brexit (5)	1.6	—	—
Goodfella's Pizza & Aunt Bessie's integration expenses (6)	12.5	8.3	—
Factory optimization (7)	5.7	1.6	—
Settlement of legacy matters (8)	(9.2)	(3.8)	(5.6)
Release/remeasurement of indemnification assets (9)	44.0	—	(8.3)
Total exceptional items	54.5	17.7	37.2

We do not consider these items to be indicative of our ongoing operating performance.

(1)	Implementation of strategic opportunities
In the year ended December 31, 2017, the Company incurred expenses in relation to the implementation of the Nomad strategic vision, which primarily relates to changes to the organizational structure to align behind core products and implement net revenue management initiatives.

(2)	Supply chain reconfiguration
Supply chain reconfiguration relates to activities associated with the closure of the Bjuv manufacturing facility in Sweden which ceased production in 2017. The income of €3.6 million in the year ended December 31, 2019 (2018: charge of €1.2 million, 2017: charge of €14.0 million) includes income on sale of the agricultural land which completed in May 2019 and the finalization of consideration received for the sale of the industrial property which completed in 2018. Costs in prior years relate to the closure and relocation of production and have been partially offset by income from the disposal of tangible assets.

(3)	Findus Group integration expenses
Following the acquisition of the Findus Group on November 2, 2015, the Company initiated a substantial integration project. Expenses of €3.5 million have been incurred in the year ended December 31, 2019 (2018: €10.4 million, 2017: €15.1 million). Expenses incurred since 2017 primarily relate to the roll-out of the Nomad ERP system which completed in 2019.

(4)	Expenses related to transactions
The expense for the year ended December 31, 2017 relates to enhanced control compliance procedures in territories following the acquisition of the Iglo Group.

(5)	Brexit
With the uncertainty of the United Kingdom exiting the European Union, commonly referred to as Brexit, we have begun preparations for the potential adverse impacts of Brexit to our supply chain, such as tariffs and delays at ports of entry and departure.

(6)	Goodfella's Pizza & Aunt Bessie's integration costs
Following the acquisition of the Goodfella’s pizza business in April 2018 and the Aunt Bessie's business in July 2018, the Company has initiated an integration project.

(7)	Factory optimization
In 2018, the Company initiated a three-year factory optimization program. The focus of the program is to develop a new suite of standard manufacturing and supply chain processes, that will provide a single network of optimized factories. The program is expected to provide a number of benefits, including an optimized supply chain infrastructure, benefits derived from the implementation of a standardized global manufacturing and planning processes, and an increased level of sustainable performance improvement.

(8)	Settlement of legacy matters

A net income of €9.2 million has been recognized associated with the release of acquired tax liabilities relating to periods prior to acquisition by the Company. Net income of €3.8 million was recognized in the year ended December 31, 2018. This includes an income of €2.7 million recognized on settlement of contingent consideration for the La Cocinera acquisition and net income of €0.7 million associated with settlements of tax audits. Net income of €5.6 million were recognized in the year ended December 31, 2017. This includes a charge of €3.9 million associated with settlements of tax audits, offset by gains of €4.2 million from the reassessment of sales tax provisions, €1.2 million from the reassessment of interest on sales tax provisions, a €2.8 million gain on a legacy pension plan in Norway and a €1.3 million gain on disposal of a non-operational factory.

(9)	Release/remeasurement of indemnification assets
The charge in 2019 relates to the release of shares held in escrow as part of the consideration on the acquisition of the Findus Group, as discussed in Note 19. The charge in 2017 relates to the remeasurement of the indemnification asset following a movement in the value of shares that are held in escrow, which are limited to the value at which the asset was originally recognized, as well as the release of indemnification assets associated with the acquisition of the Iglo Group.
Tax impact of exceptional items
The tax impact of the exceptional items amounts to a credit of €3.1 million in the year ended December 31, 2019 (year ended December 31, 2018: €3.2 million, year ended December 31, 2017: €13.8 million).
Cash flow impact of exceptional items
Included in the Consolidated Statements of Cash Flows for the year ended December 31, 2019 is €15.9 million (year ended December 31, 2018: €43.4 million, year ended December 31, 2017: €99.5 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items as well as the cash impact of the settlement of provisions brought forward from previous accounting periods.